Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended
	Dec. 31, 2020	Feb. 19, 2021	Feb. 16, 2021	Dec. 28, 2020	Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)			1,125,000	1,031,250	500,000
Issued and outstanding shares percentage	20.00%				20.00%
Initial business combination, description	(A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-tradingday period commencing at least 150 days after the initial Business Combination				(A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-tradingday period commencing at least 150 days after the initial Business Combination
Loan amount	$ 300,000				$ 300,000
Outstanding balance of note	$ 82,441
Working capital, description	The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.				The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.
Payment for office space	$ 10,000				$ 10,000
Generating gross proceeds					$ 8,500,000
Warrant exercisable price per share (in Dollars per share)					$ 11.50
Borrowed under note					$ 129,000
Incurred expenses					20,000
Accrued expenses	$ 0				$ 20,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate expenses				$ 25,000
Issuance of shares (in Shares)				7,906,250
Share dividend (in Shares)			718,750
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)	8,625,000		8,625,000		8,625,000
Class A Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)	0				2,970,047
Price per share (in Dollars per share)					$ 11.50
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		2,500,000			2,500,000
Price per share (in Dollars per share)		$ 10.00
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		4,250,000			4,250,000
Price per share (in Dollars per share)					$ 2.00
Warrant exercisable price per share (in Dollars per share)		$ 2.00
Private Placement [Member] | Class A Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.50